Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
			Average
	Summary		Summary	Average		S&P 600
	Compensation	Compensation	Compensation	Compensation		Small Cap		Diluted
	Table Total	Actually Paid	Table Total for	Actually Paid	Company	Financials	Net	Earnings
	for PEO	to PEO	Other NEOs	to Other NEOs	TSR	TSR	Income	per Share
Year	($)	($)(1)	($)	($)(1)	($)(2)	($)(2)	($mm)	($)
2023	4,821,113	4,679,223	2,033,001	2,042,895	189.23	105.65	107.36	3.18
2022	4,775,116	(7,712,630)	1,899,621	(2,818,053)	129.68	100.43	213.82	6.36
2021	7,558,968	19,975,036	2,928,087	7,305,891	243.74	116.80	265.76	8.15
2020	6,954,317	20,191,276	3,497,906	7,609,006	145.95	91.65	246.18	7.69
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald and Richard M. Lucas

2022	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald, Richard M. Lucas and Paula A. Pryor

2021	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor
2020	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards, as follows:

For the fiscal year ending December 31, 2019, represents actual performance for the 2017 performance awards and assumes threshold performance for the 2018 and 2019 performance awards.

For the fiscal year ending December 31, 2020, represents actual achievement for the 2018 performance awards, assumes the achievement of the maximum performance level for ROE and EPS and target performance level for revenue for the 2019 performance award, and assumes the achievement of the maximum performance level for EPS and revenue and target performance level for ROE for the 2020 performance award.

For the fiscal year ending December 31, 2021, represents actual achievement for the 2019 performance awards, achievement of maximum performance level for EPS and revenue and target performance level for ROE for the 2020 performance awards, and assumes the achievement of threshold performance level for EPS, target performance level for revenue and ROE, and no achievement under the TSR outperformance component for the 2021 performance award.

For the fiscal year ending December 31, 2022, represents actual achievement for the 2020 performance awards, assumes the achievement of a below-threshold performance level for EPS, target performance level for revenue, threshold performance level for ROE and no achievement under the TSR outperformance component for the 2021 performance awards, and assumes the achievement of a below-threshold performance level for EPS and ROE, threshold performance level for revenue and no achievement under the TSR outperformance component for the 2022 performance award.

For the fiscal year ending December 31, 2023, represents actual achievement for the 2021 performance awards, and assumes the achievement of a below-threshold performance level for EPS, revenue, and ROE and no achievement under the TSR outperformance component for the 2022 and 2023 performance awards.

The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs

Adjustments to Determine Compensation “Actually Paid” for PEO ($)	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(2,833,238)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	1,623,077
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(290,222)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	1,358,492
Total Adjustments	(141,891)

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)($)	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,103,668)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	667,142
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	1,976
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	444,444
Total Adjustments	9,894
(2)	Represents the value of an investment of $100 on December 31, 2019, and that all dividends, if any, were reinvested.

Company Selected Measure Name	Diluted Earnings Per Share
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald and Richard M. Lucas

2022	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald, Richard M. Lucas and Paula A. Pryor

2021	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor
2020	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor

PEO Total Compensation Amount	$ 4,821,113	$ 4,775,116	$ 7,558,968	$ 6,954,317
PEO Actually Paid Compensation Amount	$ 4,679,223	(7,712,630)	19,975,036	20,191,276
Adjustment To PEO Compensation, Footnote

The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs

Adjustments to Determine Compensation “Actually Paid” for PEO ($)	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(2,833,238)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	1,623,077
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(290,222)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	1,358,492
Total Adjustments	(141,891)

Non-PEO NEO Average Total Compensation Amount	$ 2,033,001	1,899,621	2,928,087	3,497,906
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,042,895	(2,818,053)	7,305,891	7,609,006
Adjustment to Non-PEO NEO Compensation Footnote

The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)($)	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,103,668)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	667,142
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	1,976
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	444,444
Total Adjustments	9,894

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following reflects the financial measures that that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2023:

Most Important Financial Measures for 2023
Diluted Earnings Per Share
Return on Equity (ROE)
Total Revenues
Adjusted EBITDA

Total Shareholder Return Amount	$ 189.23	129.68	243.74	145.95
Peer Group Total Shareholder Return Amount	105.65	100.43	116.80	91.65
Net Income (Loss)	$ 107,360,000	$ 213,820,000	$ 265,760,000	$ 246,180,000
Company Selected Measure Amount | $ / shares	3.18	6.36	8.15	7.69
PEO Name	William M. Walker
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity (ROE)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (141,891)
PEO | Deduction for Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,833,238)
PEO | Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,623,077
PEO | Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,222)
PEO | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,358,492
Non-PEO NEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,894
Non-PEO NEO | Deduction for Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,103,668)
Non-PEO NEO | Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	667,142
Non-PEO NEO | Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,976
Non-PEO NEO | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 444,444